Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 99.5%
International 29.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	4,060,915	36,426,411
Schwab Fundamental International Large Company Index Fund	4,786,144	43,888,943
Schwab Fundamental International Small Company Index Fund	2,668,047	36,232,079
Schwab International Index Fund	4,664,896	101,181,594
		217,729,027
Large-Cap 49.9%
Schwab Fundamental US Large Company Index Fund	5,398,859	101,336,577
Schwab S&P 500 Index Fund	3,984,645	226,487,202
Schwab U.S. Large-Cap Growth Index Fund	503,848	35,944,537
		363,768,316
Real Estate 4.8%
Schwab U.S. REIT ETF	933,367	35,383,943
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund	2,170,535	33,903,753
Schwab Small-Cap Index Fund	2,101,550	75,298,544
		109,202,297
Total Affiliated Underlying Funds
(Cost $432,089,576)		726,083,583
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Bank PLC
0.01%, 02/01/21 (a)	2,643,789	2,643,789
Total Short-Term Investment
(Cost $2,643,789)		2,643,789
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$31,985,158	$1,095,412	($2,870,000)	($84,839)	$6,300,680	$36,426,411	4,060,915	$1,095,412
Schwab Fundamental International Large Company Index Fund	37,247,617	1,066,811	(2,640,000)	22,278	8,192,237	43,888,943	4,786,144	1,066,811
Schwab Fundamental International Small Company Index Fund	31,385,635	735,350	(1,713,277)	44,891	5,779,480	36,232,079	2,668,047	735,350
Schwab Fundamental US Large Company Index Fund	83,840,241	5,809,078	(1,379,568)	71,807	12,995,019	101,336,577	5,398,859	5,809,078
Schwab Fundamental US Small Company Index Fund	29,146,693	483,721	(4,420,000)	561,976	8,131,363	33,903,753	2,170,535	483,721
Schwab International Index Fund	84,989,194	3,217,604	(1,370,000)	15,512	14,329,284	101,181,594	4,664,896	1,897,604
Schwab S&P 500 Index Fund	194,769,310	8,318,503	—	—	23,399,389	226,487,202	3,984,645	4,038,503
Schwab Small-Cap Index Fund	64,874,595	1,985,899	(11,667,588)	5,001,187	15,104,451	75,298,544	2,101,550	1,985,899
Schwab U.S. Large-Cap Growth Index Fund	31,408,980	241,223	—	—	4,294,334	35,944,537	503,848	241,223
Schwab U.S. REIT ETF	30,585,050	1,552,405	—	—	3,246,488	35,383,943	933,367	438,829
Total	$620,232,473	$24,506,006	($26,060,433)	$5,632,812	$101,772,725	$726,083,583		$17,792,430
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$726,083,583	$—	$—	$726,083,583
Short-Term Investment[1]	—	2,643,789	—	2,643,789
Total	$726,083,583	$2,643,789	$—	$728,727,372
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

Equity Funds 80.1%
International 20.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,201,583	28,718,203
Schwab Fundamental International Large Company Index Fund	3,707,515	33,997,916
Schwab Fundamental International Small Company Index Fund	2,083,766	28,297,536
Schwab International Index Fund	3,686,455	79,959,209
		170,972,864
Large-Cap 43.4%
Schwab Fundamental US Large Company Index Fund	5,560,351	104,367,788
Schwab S&P 500 Index Fund	4,153,645	236,093,173
Schwab U.S. Large-Cap Growth Index Fund	401,014	28,608,309
		369,069,270
Real Estate 3.8%
Schwab U.S. REIT ETF	852,310	32,311,072
Small-Cap 12.8%
Schwab Fundamental US Small Company Index Fund	2,093,832	32,705,661
Schwab Small-Cap Index Fund	2,138,309	76,615,628
		109,321,289
		681,674,495

Fixed-Income Funds 15.9%
Intermediate-Term Bond 15.9%
Schwab U.S. Aggregate Bond Index Fund	12,645,695	135,435,389

Security	Number of Shares	Value ($)
Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	24,559,832	24,569,656
Total Affiliated Underlying Funds
(Cost $507,752,564)		841,679,540
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
JPMorgan Chase Bank
0.01%, 02/01/21 (b)	8,641,745	8,641,745
Sumitomo Mitsui Trust Bank, Limited
0.01%, 02/01/21 (b)	125,041	125,041
Total Short-Term Investments
(Cost $8,766,786)		8,766,786
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$24,569,478	$848,894	($1,545,000)	($278)	$4,845,109	$28,718,203	3,201,583	$848,893
Schwab Fundamental International Large Company Index Fund	30,102,153	831,877	(3,510,000)	109,510	6,464,376	33,997,916	3,707,515	831,876
Schwab Fundamental International Small Company Index Fund	25,073,791	575,777	(1,970,000)	163,242	4,454,726	28,297,536	2,083,766	575,778
Schwab Fundamental US Large Company Index Fund	89,154,595	6,035,161	(4,670,000)	553,439	13,294,593	104,367,788	5,560,351	6,035,162
Schwab Fundamental US Small Company Index Fund	29,234,040	482,019	(5,650,000)	721,844	7,917,758	32,705,661	2,093,832	482,018
Schwab International Index Fund	69,700,927	2,664,557	(4,140,000)	545,905	11,187,820	79,959,209	3,686,455	1,504,558
Schwab S&P 500 Index Fund	208,797,893	4,269,429	(2,077,449)	104,126	24,999,174	236,093,173	4,153,645	4,269,428
Schwab Small-Cap Index Fund	67,813,605	1,994,969	(13,945,000)	6,856,604	13,895,450	76,615,628	2,138,309	1,994,969
Schwab U.S. Aggregate Bond Index Fund	121,379,029	16,329,569	(1,800,000)	(18,453)	(454,756)	135,435,389	12,645,695	842,510
Schwab U.S. Large-Cap Growth Index Fund	25,481,188	195,697	(555,000)	110,082	3,376,342	28,608,309	401,014	195,697
Schwab U.S. REIT ETF	27,689,578	1,682,639	—	—	2,938,855	32,311,072	852,310	397,286
Schwab Variable Share Price Money Fund, Ultra Shares	19,567,411	5,001,745	—	—	500	24,569,656	24,559,832	1,795
Total	$738,563,688	$40,912,333	($39,862,449)	$9,146,021	$92,919,947	$841,679,540		$17,979,970
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$841,679,540	$—	$—	$841,679,540
Short-Term Investments[1]	—	8,766,786	—	8,766,786
Total	$841,679,540	$8,766,786	$—	$850,446,326
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

Equity Funds 59.9%
International 15.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,670,425	14,983,711
Schwab Fundamental International Large Company Index Fund	1,887,313	17,306,657
Schwab Fundamental International Small Company Index Fund	1,082,954	14,706,511
Schwab International Index Fund	1,847,556	40,073,487
		87,070,366
Large-Cap 32.9%
Schwab Fundamental US Large Company Index Fund	2,848,885	53,473,580
Schwab S&P 500 Index Fund	2,112,770	120,089,827
Schwab U.S. Large-Cap Growth Index Fund	246,141	17,559,670
		191,123,077
Real Estate 2.8%
Schwab U.S. REIT ETF	435,119	16,495,361
Small-Cap 9.2%
Schwab Fundamental US Small Company Index Fund	1,023,183	15,982,123
Schwab Small-Cap Index Fund	1,039,761	37,254,628
		53,236,751
		347,925,555

Fixed-Income Funds 36.0%
Intermediate-Term Bond 35.0%
Schwab U.S. Aggregate Bond Index Fund	18,951,058	202,965,834
Security	Number of Shares	Value ($)
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	562,035	5,811,442
		208,777,276

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	16,762,258	16,768,963
Total Affiliated Underlying Funds
(Cost $392,630,582)		573,471,794
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.01%, 02/01/21 (b)	336,226	336,226
Skandinaviska Enskilda Banken
0.01%, 02/01/21 (b)	5,861,941	5,861,941
Total Short-Term Investments
(Cost $6,198,167)		6,198,167
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$12,691,376	$427,486	($630,000)	$85,009	$2,409,840	$14,983,711	1,670,425	$427,486
Schwab Fundamental International Large Company Index Fund	15,545,027	424,291	(2,050,000)	95,408	3,291,931	17,306,657	1,887,313	424,291
Schwab Fundamental International Small Company Index Fund	13,085,236	288,030	(1,050,000)	199,847	2,183,398	14,706,511	1,082,954	288,030
Schwab Fundamental US Large Company Index Fund	46,214,451	3,052,690	(2,950,000)	384,129	6,772,310	53,473,580	2,848,885	3,052,690
Schwab Fundamental US Small Company Index Fund	14,419,988	229,901	(2,890,000)	344,235	3,877,999	15,982,123	1,023,183	229,901
Schwab International Index Fund	35,858,755	1,337,029	(3,160,000)	442,906	5,594,797	40,073,487	1,847,556	767,029
Schwab S&P 500 Index Fund	108,431,681	2,185,619	(3,520,000)	415,014	12,577,513	120,089,827	2,112,770	2,185,619
Schwab Short-Term Bond Index Fund	5,403,247	418,658	—	—	(10,463)	5,811,442	562,035	29,021
Schwab Small-Cap Index Fund	33,339,271	966,833	(7,180,000)	3,763,524	6,365,000	37,254,628	1,039,761	966,833
Schwab U.S. Aggregate Bond Index Fund	182,212,199	22,842,752	(1,400,000)	(14,352)	(674,765)	202,965,834	18,951,058	1,267,082
Schwab U.S. Large-Cap Growth Index Fund	16,142,289	117,843	(880,000)	245,504	1,934,034	17,559,670	246,141	117,842
Schwab U.S. REIT ETF	13,880,515	1,143,340	—	—	1,471,506	16,495,361	435,119	208,260
Schwab Variable Share Price Money Fund, Ultra Shares	13,767,457	3,001,206	—	—	300	16,768,963	16,762,258	1,233
Total	$510,991,492	$36,435,678	($25,710,000)	$5,961,224	$45,793,400	$573,471,794		$9,965,317
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$573,471,794	$—	$—	$573,471,794
Short-Term Investments[1]	—	6,198,167	—	6,198,167
Total	$573,471,794	$6,198,167	$—	$579,669,961
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

Equity Funds 40.1%
International 10.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	566,953	5,085,565
Schwab Fundamental International Large Company Index Fund	644,882	5,913,569
Schwab Fundamental International Small Company Index Fund	368,811	5,008,459
Schwab International Index Fund	621,677	13,484,175
		29,491,768
Large-Cap 22.0%
Schwab Fundamental US Large Company Index Fund	960,170	18,022,385
Schwab S&P 500 Index Fund	720,869	40,974,180
Schwab U.S. Large-Cap Growth Index Fund	83,822	5,979,863
		64,976,428
Real Estate 1.9%
Schwab U.S. REIT ETF	148,789	5,640,591
Small-Cap 6.2%
Schwab Fundamental US Small Company Index Fund	354,135	5,531,586
Schwab Small-Cap Index Fund	358,923	12,860,209
		18,391,795
		118,500,582

Fixed-Income Funds 56.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	15,177,775	162,553,970
Security	Number of Shares	Value ($)
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	288,008	2,978,004
		165,531,974

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,216,006	9,219,693
Total Affiliated Underlying Funds
(Cost $225,780,519)		293,252,249
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
JPMorgan Chase Bank
0.01%, 02/01/21 (b)	2,399,028	2,399,028
Total Short-Term Investment
(Cost $2,399,028)		2,399,028
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2021:
Affiliated Underlying Funds	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$4,603,691	$151,585	($565,458)	$59,045	$836,702	$5,085,565	566,953	$151,585
Schwab Fundamental International Large Company Index Fund	5,488,699	145,584	(910,000)	78,376	1,110,910	5,913,569	644,882	145,584
Schwab Fundamental International Small Company Index Fund	4,866,268	98,092	(790,000)	89,932	744,167	5,008,459	368,811	98,092
Schwab Fundamental US Large Company Index Fund	16,751,890	1,050,414	(2,282,383)	206,390	2,296,074	18,022,385	960,170	1,050,414
Schwab Fundamental US Small Company Index Fund	4,832,284	79,002	(800,000)	106,084	1,314,216	5,531,586	354,135	79,002
Schwab International Index Fund	12,901,329	261,112	(1,760,000)	166,124	1,915,610	13,484,175	621,677	261,112
Schwab S&P 500 Index Fund	39,174,699	1,532,126	(4,302,131)	2,317,600	2,251,886	40,974,180	720,869	742,125
Schwab Short-Term Bond Index Fund	2,968,009	15,743	—	—	(5,748)	2,978,004	288,008	15,941
Schwab Small-Cap Index Fund	11,934,226	326,907	(2,884,616)	1,443,862	2,039,830	12,860,209	358,923	326,907
Schwab U.S. Aggregate Bond Index Fund	153,199,010	15,178,082	(5,300,000)	26,580	(549,702)	162,553,970	15,177,775	1,025,855
Schwab U.S. Large-Cap Growth Index Fund	5,642,623	40,130	(460,000)	128,332	628,778	5,979,863	83,822	40,131
Schwab U.S. REIT ETF	5,577,477	—	(499,305)	(106,332)	668,751	5,640,591	148,789	73,160
Schwab Variable Share Price Money Fund, Ultra Shares	9,218,973	720	—	—	—	9,219,693	9,216,006	710
Total	$277,159,178	$18,879,497	($20,553,893)	$4,515,993	$13,251,474	$293,252,249		$4,010,618
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$293,252,249	$—	$—	$293,252,249
Short-Term Investment[1]	—	2,399,028	—	2,399,028
Total	$293,252,249	$2,399,028	$—	$295,651,277
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN21